Variable interest entity (Details) - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets		$ 5,467,737	$ 27,387,458
Other assets		52,187,762	3,260,740
Total assets		57,655,499	30,648,198
Total liabilities		(62,997)	(24,146,516)
Net assets		57,592,502	6,577,119
Current liabilities:
Taxes payable		594
Total current liabilities		62,997	24,119,744
Operating revenues		280,000
Gross profit		154,729
Loss from operations		(3,156,426)	(897,411)	(797,334)
Net loss		(2,576,531)	(15,266,979)	(13,872,232)
Net loss attributable to non-controlling interest		(291,626)	(919,106)	(353,681)
V I Es [Member]
Current assets			1,504,164
Other assets			9,008,407
Total assets			10,512,571
Total liabilities			(27,769,551)
Net assets			(17,256,980)
Current liabilities:
Accounts payable			428,049
Bank loans - current			3,548,242
Other payables and accrued liabilities			1,134,344
Due to related parties			53,671
Other payable - intercompany			16,448,028
Deferred revenue			5,437,499
Lease liabilities			39,861
Taxes payable			653,085
Total current liabilities			27,742,779
Bank loans - noncurrent			18,170
Lease liabilities - noncurrent			8,602
Total liabilities			27,769,551
Operating revenues	[1]	3,173,124	6,093,457	9,894,064
Gross profit		1,575,941	2,566,055	2,520,414
Loss from operations		(4,121,315)	(13,046,004)	(13,932,990)
Net loss		(4,310,491)	(13,224,939)	(13,836,367)
Net loss attributable to INFOBIRD CO., LTD		(4,018,865)	(12,305,833)	(13,482,686)
Net loss attributable to non-controlling interest		$ (291,626)	$ (919,106)	$ (353,681)

[1]	During the year ended December 31, 2023, 2022 and 2021, Operating revenues include $583,302, $601,777 and $342,984 intercompany revenue to Infobird WFOE, respectively.